Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Summary of Earnings Per Share

EARNINGS PER SHARE – FOR THE YEAR ENDED 31 DECEMBER	2018			Restated 2017			Restated 2016
	Net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	EPS (pence)
Basic earnings per share	1,422	1,977.2	71.9p	1,648	2,019.4	81.6p	1,150	2,062.3	55.8p
Diluted earnings per share	1,422	1,990.8	71.4p	1,648	2,035.2	81.0p	1,150	2,079.8	55.3p

The diluted figures are calculated after taking account of potential additional ordinary shares arising from share options and conditional shares.

Since 2016, earnings per share has been calculated by taking the total Group net profit attributable to shareholders, and dividing this by the total weighted average number of shares in issue. As the corporate simplification was done on the basis of a 1:1 share exchange, this has not impacted the calculation of earnings per share in 2018, or the comparatives presented.

Summary of Adjusted Earnings Per Share

ADJUSTED EARNINGS PER SHARE	2018			Restated 2017			Restated 2016
	Adjusted net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)	Adjusted net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)	Adjusted net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)
Adjusted earnings per share	1,674	1,977.2	84.7p	1,620	2,019.4	80.2p	1,473	2,062.3	71.4p

Summary of Reconciliation of Adjusted Net Profit Attributable to Parent

RECONCILIATION OF ADJUSTED NET PROFIT ATTRIBUTABLE TO RELX PLC SHAREHOLDERS	2018 £m	Restated 2017 £m	Restated 2016 £m
Net profit attributable to RELX PLC shareholders	1,422	1,648	1,150
Adjustments (post-tax):
Amortisation of acquired intangible assets	322	356	364
Acquisition-related costs	71	43	38
Net financing charge on defined benefit pension schemes	7	11	10
Disposals and other non-operating items	19	1	2
Other deferred tax credits from intangible assets*	(55)	(93)	(91)
Exceptional tax credit	(112)	(346)	-
Adjusted net profit attributable to RELX PLC shareholders	1,674	1,620	1,473

* Movements on deferred tax liabilities arising on acquired intangible assets that do not qualify for tax amortisation.